Operating (loss)/profit (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Operating (loss)/profit
Depreciation	$ 308	$ 52,550	$ 4,787
Foreign exchange	(60,247)	(623,184)	9,854
Share option charge	$ 11,392	$ 165,570	$ 121,597